Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Property and Equipment, Net Line Items]
Total	$ 56,432,423	$ 83,983,711
Less: Accumulated depreciation	(29,114,692)	(12,239,341)
Property and equipment, net	27,317,731	71,744,370
Mining equipment [Member]
Schedule of Property and Equipment, Net Line Items]
Total	41,199,820	54,768,374
Assembly-in-progress mining equipment [Member]
Schedule of Property and Equipment, Net Line Items]
Total	6,750,856	21,398,122
Vehicle [Member]
Schedule of Property and Equipment, Net Line Items]
Total	62,802	62,802
Other equipment and fixtures [Member]
Schedule of Property and Equipment, Net Line Items]
Total	6,404,709	6,375,426
Building [Member]
Schedule of Property and Equipment, Net Line Items]
Total	1,484,644	849,395
Land [Member]
Schedule of Property and Equipment, Net Line Items]
Total	$ 529,592	$ 529,592